Derivative instruments and hedging activities	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 7. Derivative instruments and hedging activities

As the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), the Euro, the Japanese Yen, the Korean Won and the Chinese Yuan. The gains and losses on the hedging instruments offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures.

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2017	2016	2017	2016
			U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$206	$1,440	$26,060	$39,982
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	161	37	6,526	8,348
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(811)	(48)	61,868	13,273
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	-	(61)	-	7,534
		$(444)	$1,368	$94,454	$69,137

As of June 30, 2017, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $87.9 million and were used to reduce foreign currency exposures of the local currencies in the markets in which the Company operates. With respect to such derivatives, loss of $2.4 million and gain of $0.5 million were recognized under financial income, net for the three-month periods ended June 30, 2017 and 2016, respectively, and losses of $2.7 million and $2.4 million were recognized under financial income, net for the six-month periods ended June 30, 2017 and 2016, respectively. Such losses and gains partially offset the revaluation changes of foreign currencies the balance sheet items, which are also recognized under financial income, net.

As of June 30, 2017, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $6.5 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through December 2017.